Financial Assets at Amortized Cost	12 Months Ended
Dec. 31, 2019
Financial Assets at Amortized Cost
Financial Assets at Amortized Cost

Note 7.  Financial Assets at Amortized Cost

	December 31,	December 31,
	2018	2019
	(in thousands)
Time deposit with original maturities more than three months	$11,229	11,049

The financial assets at amortized cost are in China Yuan (CNY) and US dollar denominated time deposits with original maturities of more than three months and the expected holding period as of December 31, 2018 and 2019 is due in one year or less.

As of December 31, 2018 and 2019, no financial assets at amortized cost were pledged with banks as collaterals.